Inventory	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory

Note F – Inventory

The inventory balance was as follows:

	Successor
	December 31,	December 31,
	2021	2020
Raw materials	$414	$330
Work in process	117	—
Finished goods	157	—
Inventory, net	$688	$330